Other liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Placement agent fees		$ 50	$ 1,250
Suppliers		7,223	3,039
Advances from customers		0	1,688
Occupancy costs		149	146
Lease liabilities	[1]	951	780
Other current liabilities		18	10
Other current liabilities		8,391	6,913
Investment fund participating share in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. (b)		796	1,515
Lease liabilities	[1]	6,913	802
Other non-current liabilities		37	57
Other non-current liabilities		$ 7,746	$ 2,374

[1]	The principal amount paid in 2021 and 2020 on leases was US$ 832 (US$ 26 to related party for lease commitments in Santiago) and US$ 893, respectively. Lease liabilities in Santiago with a related party include US$ 322 and US$ 2,093 for current and non-current lease liabilities respectively.